28. COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments Tables Abstract
Take-or-pay contracts

	Payments in the period
Type of service	2017	2018	2019	2020	2021	After 2021	Total

Transportation of iron ore, coal, coke, steel products, cement and mining products.	957,373	406,920	1,024,674	962,399	831,166	3,761,232	6,579,471

Supply of power, natural gas, oxygen, nitrogen, argon and iron ore pellets, coal and clinquer.	563,743	658,166	453,801	40,780	8,419		503,000

Processing of furnace sludge and slag resulting from the production process of pig iron and steel.	8,880	9,467	7,074	7,074	7,074	8,842	30,064

Manufacturing, repair, recovery and production of ingot casting machine units.	52,103	21,533	7,968	3,246	3,246	5,952	20,412

	1,582,099	1,096,086	1,493,517	1,013,499	849,905	3,776,026	7,132,947

Minimum future payments related to government concessions

Company / Concession
	Type of service	2019	2020	2021	After 2021	Total
FTL (Ferrovia Transnordestina Logística)	30 - year concession granted on December 31,1997, renewable for another 30 years, to develop public service and operating the railway system in northeastern Brazil.The northeastern railway system covers 4.238 Kilometers of railway network and operates in Maranhão, Piauí, Ceará, Paraíba, Pernambuco, Alagoas and Rio Grande do Norte.	9,396	9,396	9,396	50,895	79,083

CSN Mineração S.A.	Concession to operate the TECAR a solid bulk terminal, one of the four terminals that make up the Port of Itaguai, located in Rio de Janeiro. The concession was renewed and the agreement expires in 2047.	133,021	133,021	133,021	3,458,541	3,857,604

Tecon	25-year concession started in July 2001. On May 10, 2017, was approved the Decree nº 9,048, which changes de concession extension period for port operations. It was established that the requested extension period, added to the initial period, cannot exceed 70 years	33,779	35,176	36,638	175,053	280,646

		176,196	177,593	179,055	3,684,489	4,217,333